DEBT - Summary of Movements in Debt (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement In Debt Balance [Roll Forward]
Deferred charges, beginning balance			$ (3,935)	$ (5,350)
Total, beginning balance			1,244,459	1,058,418
Loan repayments	$ (58,300)		(176,293)	(163,770)
Loan draw downs			270,000	337,736
Amortization of purchase price adjustment			10,019	10,360
Convertible bond loss on extinguishment		$ 600	556	300
Amortization of capitalized fees and expenses			1,501	1,415	$ 1,345
Capitalization of debt issuance cost, net of amortization			301
Deferred charges, ending balance		(3,935)	(3,634)	(3,935)	(5,350)
Total, ending balance		1,244,459	1,349,042	1,244,459	1,058,418
Secured Debt [Member]
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance			1,069,538	886,468
Loan repayments			(154,244)	(154,666)
Loan draw downs			270,000	337,736
Long term debt, ending balance		1,069,538	1,185,294	1,069,538	886,468
Convertible Debt [Member]
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance			178,856	177,300
Loan repayments			(22,049)	(9,104)
Loan draw downs			0	0
Amortization of purchase price adjustment			10,019	10,360	9,500
Convertible bond loss on extinguishment			556	300
Long term debt, ending balance		$ 178,856	167,382	$ 178,856	$ 177,300
Total, ending balance			$ 31,800